Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Aug. 31, 2025		Aug. 31, 2024		Aug. 31, 2023
Revenues		$ 6,799,732		$ 8,295,084		$ 6,754,350
Cost of revenues		(5,942,780)		(6,033,172)		(5,984,430)
Gross profit		856,952		2,261,912		769,920
Operating expenses:
Selling and marketing expenses		(158,721)		(149,571)		(463,796)
Employee compensation and benefits		(1,011,044)		(228,679)		(224,574)
Total operating expenses		(3,131,188)		(950,876)		(1,761,735)
(Loss) income from operations		(2,274,236)		1,311,036		(991,815)
Other (expense) income:
Interest expenses		(228,514)		(182,098)		(166,970)
Total other (expense) income, net		(179,328)		4,743		(32,568)
(Loss) income before income taxes		(2,453,564)		1,315,779		(1,024,383)
Income tax benefit (expense)		24,131		3,918		(61,394)
Net (loss) income		(2,429,433)		1,319,697		(1,085,777)
Foreign currency translation adjustment		22,938		(4,851)		676
Total comprehensive (loss) income		(2,406,495)		1,314,846		(1,085,101)
Net (loss) income attributable to ordinary stockholders		$ (2,429,433)		$ 1,319,697		$ (1,085,777)
Class A Ordinary Shares
(Loss) earnings per share
Ordinary shares – Basic (in Dollars per share)	[1]	$ (0.13)		$ 0.07
Ordinary shares – Diluted (in Dollars per share)	[1]	$ (0.13)		$ 0.07
Weighted average number of ordinary shares
Ordinary shares – Basic (in Shares)		6,220,888	[2]	6,000,000	[2]		[1]
Ordinary shares – Diluted (in Shares)		6,220,888	[2]	6,000,000	[2]		[1]
Class B Ordinary Shares
(Loss) earnings per share
Ordinary shares – Basic (in Dollars per share)	[1]	$ (0.13)		$ 0.07		$ (0.09)
Ordinary shares – Diluted (in Dollars per share)	[1]	$ (0.13)		$ 0.07		$ (0.09)
Weighted average number of ordinary shares
Ordinary shares – Basic (in Shares)	[2]	12,000,000		12,000,000		12,000,000
Ordinary shares – Diluted (in Shares)	[2]	12,000,000		12,000,000		12,000,000
Third Parties
Operating expenses:
Other general and administrative expenses		$ (1,831,616)		$ (526,574)		$ (826,191)
Other (expense) income:
Other income		49,186		53,163		41,591
Related Parties
Operating expenses:
Other general and administrative expenses		(129,807)		(46,052)		(247,174)
Other (expense) income:
Other income				$ 133,678		$ 92,811

[1]	Retroactively restated for effect of share recapitalization (Note 1)
[2]	Retroactively restated for effect of share recapitalization (Note 1)